Income Taxes - Summary of Income Tax Provision (Benefit) (Detail) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Current
Federal			$ 0			$ 0
State			0			0
Deferred
Federal			(699)			(1,572,412)
State			0			0
Valuation allowance			699			1,572,412
Income tax provision	$ 369,182		$ 0	$ 426,868		$ 0